UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07445

SEI Asset Allocation Trust

(Exact name of registrant as specified in charter)

SEI Investments

 One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments Co.

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: March 31, 2026

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Semi-Annual Shareholder Report: September 30, 2025

Defensive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SNSAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class F Shares	$11	0.21%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,747	11	$-	4%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.3%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SNSAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Defensive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEDIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class I Shares	$23	0.46%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,747	11	$-	4%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	29.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	7.3%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	3.7%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEDIX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Defensive Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - STDAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Defensive Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Allocation Fund, Class F Shares	$18	0.35%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,650	2	$-	6%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	80.7%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	19.3%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

STDAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Conservative Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SVSAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class F Shares	$13	0.26%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$29,685	16	$-	3%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	17.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.6%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.4%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SVSAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Conservative Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SSTDX

Fund Overview

This semi-annual shareholder report contains important information about Class D Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class D Shares	$52	1.01%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$29,685	16	$-	3%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	17.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.6%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.4%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSTDX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Conservative Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SICIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class I Shares	$26	0.51%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$29,685	16	$-	3%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	17.1%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.6%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	14.1%
SEI Institutional Managed Trust Conservative Income Fund, Cl YFootnote Reference**	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	9.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl YFootnote Reference**	4.4%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl YFootnote Reference**	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl YFootnote Reference**	3.9%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	3.4%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SICIX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Conservative Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SMGAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Conservative Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Allocation Fund, Class F Shares	$18	0.35%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$14,767	4	$-	4%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	33.0%
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	31.4%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	20.0%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	15.6%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMGAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Moderate Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SMOAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class F Shares	$16	0.31%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,764	20	$-	5%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.8%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	4.8%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMOAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Moderate Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMSDX

Fund Overview

This semi-annual shareholder report contains important information about Class D Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class D Shares	$55	1.07%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,764	20	$-	5%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.8%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	4.8%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMSDX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Moderate Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMSIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class I Shares	$29	0.56%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$78,764	20	$-	5%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	19.1%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	12.3%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl YFootnote Reference**	9.7%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	9.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl YFootnote Reference**	6.8%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	5.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETFFootnote Reference**	4.8%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	4.0%
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETFFootnote Reference**	4.0%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMSIX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Moderate Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SXMAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Moderate Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Allocation Fund, Class F Shares	$18	0.35%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$40,894	6	$-	4%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl YFootnote Reference**	46.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	18.0%
SEI Daily Income Trust Government Fund, Institutional ClassFootnote Reference**	14.5%
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	10.5%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	5.5%
SEI Institutional Managed Trust Real Estate Fund, Cl YFootnote Reference**	5.5%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SXMAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SSGAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class F Shares	$19	0.35%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$106,698	12	$-	6%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	21.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	13.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SSGAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SASDX

Fund Overview

This semi-annual shareholder report contains important information about Class D Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class D Shares	$59	1.10%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$106,698	12	$-	6%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	21.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	13.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SASDX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Aggressive Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SEAIX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class I Shares	$33	0.60%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$106,698	12	$-	6%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	21.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	13.2%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	11.9%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	9.2%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	8.9%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	7.5%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETFFootnote Reference**	6.2%
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETFFootnote Reference**	6.1%
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETFFootnote Reference**	3.3%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SEAIX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Tax-Managed Aggressive Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SISAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Aggressive Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Aggressive Strategy Fund, Class F Shares	$19	0.35%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$90,766	6	$-	2%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.1%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	13.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SISAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Core Market Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SOKAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class F Shares	$18	0.35%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,367	16	$-	6%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	25.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	12.1%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	9.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	4.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.5%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	4.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SOKAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Core Market Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SCMSX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class I Shares	$0	0.00%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,367	16	$-	6%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	25.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	12.1%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	9.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	5.6%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	4.9%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	4.9%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl YFootnote Reference**	4.5%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	4.2%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	3.7%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SCMSX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Core Market Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SKTAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Core Market Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Allocation Fund, Class F Shares	$19	0.35%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$20,424	6	$-	2%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.1%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.0%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	14.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SKTAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class F Shares - SRWAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class F Shares	$19	0.35%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$105,673	16	$-	8%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.4%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.1%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	5.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.2%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SRWAX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class D Shares - SMKDX

Fund Overview

This semi-annual shareholder report contains important information about Class D Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class D Shares	$58	1.10%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$105,673	16	$-	8%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.4%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.1%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	5.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.2%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMKDX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Market Growth Strategy Fund

SEI Asset Allocation Trust/Class I Shares - SMGSX

Fund Overview

This semi-annual shareholder report contains important information about Class I Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class I Shares	$32	0.60%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$105,673	16	$-	8%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl YFootnote Reference**	14.4%
SEI Exchange-Traded Funds Select International Equity ETFFootnote Reference**	13.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl YFootnote Reference**	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl YFootnote Reference**	7.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl YFootnote Reference**	7.1%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl YFootnote Reference**	6.6%
SEI Exchange-Traded Funds Select Emerging Markets Equity ETFFootnote Reference**	6.4%
SEI Exchange-Traded Funds Select Small Cap ETFFootnote Reference**	5.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	4.2%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SMGSX-SAR-2025

Semi-Annual Shareholder Report: September 30, 2025

Market Growth Strategy Allocation Fund

SEI Asset Allocation Trust/Class F Shares - SGOAX

Fund Overview

This semi-annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Allocation Fund (the "Fund") for the period from April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Allocation Fund, Class F Shares	$19	0.35%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$134,213	6	$-	1%

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl YFootnote Reference**	56.1%
SEI Institutional International Trust International Equity Fund, Cl YFootnote Reference**	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl YFootnote Reference**	13.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl YFootnote Reference**	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl YFootnote Reference**	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl YFootnote Reference**	2.0%
Footnote	Description
Footnote**	Affiliated Investment

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

SGOAX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

September 30, 2025

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Asset Allocation Trust

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	20
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	28
Notes to Financial Statements	34
Other Information (Form N-CSRS Items 8-11) (Unaudited)	45

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 56.7%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y‡	250,270	$2,558
SEI Institutional Managed Trust Conservative Income Fund, Cl Y‡	131,254	1,314
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	67,634	655
SEI Institutional Managed Trust Real Return Fund, Cl Y	43,837	435

Total Fixed Income Funds
(Cost $4,816) ($ Thousands)		4,962
Multi-Asset Funds — 29.0%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y‡	172,548	1,769
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	31,952	327
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	53,510	436

Total Multi-Asset Funds
(Cost $2,423) ($ Thousands)		2,532
Equity Funds — 9.3%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	6,964	177
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	83	2
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	55,858	636

Total Equity Funds
(Cost $704) ($ Thousands)		815
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Institutional Class, 4.040%**	437,605	438

Total Money Market Fund
(Cost $438) ($ Thousands)		438

Total Investments in Securities — 100.0%
(Cost $8,381) ($ Thousands)		$8,747

Percentages are based on Net Assets of $8,747 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

Cl — Class

ETF — Exchange-Traded Fund

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Defensive Strategy Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$2,620	$103	$(180)	$—	$15	$2,558	$43	$—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	1,342	65	(93)	—	—	1,314	28	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	671	35	(60)	—	9	655	12	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	447	15	(28)	—	1	435	10	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	1,803	28	(138)	(1)	77	1,769	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	334	17	(31)	(1)	8	327	9	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	449	20	(32)	—	(1)	436	—	—
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	—	170	—	—	7	177	—	—
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	3	—	—	(1)	—	2	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	649	25	(81)	7	36	636	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	176	7	(187)	—	4	—	—	—
SEI Daily Income Trust Government Fund, Institutional Class	447	22	(31)	—	—	438	9	—
Totals	$8,941	$507	$(861)	$4	$156	$8,747	$111	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

2	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Money Market Fund — 80.7%
SEI Daily Income Trust Government Fund, Institutional Class, 4.040%**‡	1,331,691	$1,332

Total Money Market Fund
(Cost $1,332) ($ Thousands)		1,332
Fixed Income Fund — 19.3%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y‡	58,867	318

Total Fixed Income Fund
(Cost $314) ($ Thousands)		318

Total Investments in Securities — 100.0%
(Cost $1,646) ($ Thousands)		$1,650

Percentages are based on Net Assets of $1,650 ($ Thousands).

**	The rate reported is the 7-day effective yield as of September 30, 2025.

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust Government Fund, Institutional Class	$1,336	$61	$(66)	$—	$1	$1,332	$27	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	317	18	(22)	(2)	7	318	12	—
Totals	$1,653	$79	$(88)	$(2)	$8	$1,650	$39	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 50.3%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y‡	410,481	$4,195
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	124,497	1,166
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	62,985	586
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	291,179	2,915
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	447,748	4,339
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	108,699	587
SEI Institutional Managed Trust Real Return Fund, Cl Y	116,780	1,159

Total Fixed Income Funds
(Cost $14,853) ($ Thousands)		14,947
Multi-Asset Funds — 28.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	74,706	587
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y‡	494,514	5,069
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	127,600	1,308
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	179,355	1,460

Total Multi-Asset Funds
(Cost $8,095) ($ Thousands)		8,424
Equity Funds — 21.3%
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	34,633	879
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	28,875	922
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	241,095	2,744
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	49,711	755
SEI Exchange-Traded Funds Select International Equity ETF	33,250	1,015

Total Equity Funds
(Cost $5,298) ($ Thousands)		6,315

Total Investments in Securities — 100.0%
(Cost $28,246) ($ Thousands)		$29,686

Percentages are based on Net Assets of $29,685 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange-Traded Fund

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

4	SEI Asset Allocation Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$4,326	$192	$(346)	$(12)	$35	$4,195	$71	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	1,213	33	(82)	(1)	3	1,166	24	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	597	24	(77)	2	40	586	21	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	3,031	86	(202)	—	—	2,915	62	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	4,471	235	(426)	(66)	125	4,339	82	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	602	26	(52)	(3)	14	587	22	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	1,211	33	(86)	(2)	3	1,159	26	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	602	3	(58)	(6)	46	587	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	5,207	132	(485)	(5)	220	5,069	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,361	34	(118)	1	30	1,308	34	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,520	28	(86)	(1)	(1)	1,460	—	—
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	—	844	—	—	35	879	—	—
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	1,224	—	(349)	73	(26)	922	12	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	2,847	43	(322)	25	151	2,744	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	885	8	(912)	(2)	21	—	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	786	15	(84)	2	36	755	7	—
SEI Exchange-Traded Funds Select International Equity ETF	873	1	—	—	141	1,015	17	—
Totals	$30,756	$1,737	$(3,685)	$5	$873	$29,686	$378	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 47.0%
SEI Institutional Managed Trust Real Estate Fund, Cl Y‡	139,991	$2,304
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y‡	305,362	4,639

Total Equity Funds
(Cost $4,695) ($ Thousands)		6,943
Fixed Income Fund — 33.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y‡	903,271	4,877

Total Fixed Income Fund
(Cost $4,926) ($ Thousands)		4,877
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 20.0%
SEI Daily Income Trust Government Fund, Institutional Class, 4.040%**‡	2,948,535	$2,949

Total Money Market Fund
(Cost $2,949) ($ Thousands)		2,949

Total Investments in Securities — 100.0%
(Cost $12,570) ($ Thousands)		$14,769

Percentages are based on Net Assets of $14,767 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

Cl — Class

As of September 30, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$2,444	$104	$(264)	$27	$(7)	$2,304	$31	$—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,920	186	(707)	72	168	4,639	42	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	5,161	203	(576)	(94)	183	4,877	186	—
SEI Daily Income Trust Government Fund, Institutional Class	3,157	146	(354)	—	—	2,949	62	—
Totals	$15,682	$639	$(1,901)	$5	$344	$14,769	$321	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

6	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Fixed Income Funds — 36.7%
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	525,908	$5,375
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	245,574	2,301
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	205,591	1,912
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	1,555,791	15,076
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	354,734	1,915
SEI Institutional Managed Trust Real Return Fund, Cl Y	231,132	2,295

Total Fixed Income Funds
(Cost $29,530) ($ Thousands)		28,874
Equity Funds — 35.7%
SEI Exchange-Traded Funds DBi Multi- Strategy Alternative ETF	149,864	3,804
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	97,961	3,129
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF	379	17
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF	221	9
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF	309	12
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	79,575	1,541
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y‡	852,484	9,701
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	177,827	2,701
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	103,960	3,142
SEI Exchange-Traded Funds Select International Equity ETF	134,680	4,109

Total Equity Funds
(Cost $23,973) ($ Thousands)		28,165
Multi-Asset Funds — 27.6%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	933,959	7,341
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	747,323	7,660
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	280,514	2,875
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	472,744	$3,848

Total Multi-Asset Funds
(Cost $21,240) ($ Thousands)		21,724

Total Investments in Securities — 100.0%
(Cost $74,743) ($ Thousands)		$78,763

Percentages are based on Net Assets of $78,764 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange-Traded Fund

As of September 30, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Moderate Strategy Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Daily Income Trust Short-Duration Government Fund, Cl Y	$5,420	$280	$(355)	$(12)	$42	$5,375	$89	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,322	130	(156)	—	5	2,301	47	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,920	2	(145)	(4)	139	1,912	68	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	15,100	1,022	(1,248)	(248)	450	15,076	279	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,926	105	(150)	(17)	51	1,915	70	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,317	140	(166)	(3)	7	2,295	51	—
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	—	3,655	—	—	149	3,804	—	—
SEI Exchange-Traded Funds Enhanced Low Volatility U.S. Large Cap ETF	3,484	—	(499)	105	39	3,129	34	—
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF	14	—	(1)	—	4	17	—	—
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF	8	—	—	—	1	9	—	—
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF	10	—	—	—	2	12	—	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	1,522	112	(370)	11	266	1,541	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9,670	525	(1,100)	72	534	9,701	—	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	3,817	62	(3,961)	(10)	92	—	—	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	2,727	178	(339)	—	135	2,701	23	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	2,575	—	—	—	567	3,142	41	—
SEI Exchange-Traded Funds Select International Equity ETF	4,149	—	(691)	104	547	4,109	81	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	7,321	370	(854)	(248)	752	7,341	—	—
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	7,703	195	(558)	(11)	331	7,660	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,900	153	(243)	(14)	79	2,875	74	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	3,871	175	(193)	(3)	(2)	3,848	—	—
Totals	$78,776	$7,104	$(11,029)	$(278)	$4,190	$78,763	$857	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

8	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 67.5%
SEI Institutional International Trust International Equity Fund, Cl Y	157,134	$2,258
SEI Institutional Managed Trust Real Estate Fund, Cl Y	136,847	2,252
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y‡	106,447	4,286
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y‡	1,238,525	18,813

Total Equity Funds
(Cost $15,872) ($ Thousands)		27,609
Fixed Income Fund — 18.0%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y‡	1,364,093	7,366

Total Fixed Income Fund
(Cost $7,555) ($ Thousands)		7,366
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 14.5%
SEI Daily Income Trust Government Fund, Institutional Class, 4.040%**‡	5,918,539	$5,919

Total Money Market Fund
(Cost $5,919) ($ Thousands)		5,919

Total Investments in Securities — 100.0%
(Cost $29,346) ($ Thousands)		$40,894

Percentages are based on Net Assets of $40,894 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

Cl — Class

As of September 30, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$2,228	$87	$(452)	$147	$248	$2,258	$—	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	2,285	123	(176)	16	4	2,252	30	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	4,283	190	(820)	456	177	4,286	21	—
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	19,025	572	(1,737)	322	631	18,813	167	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	7,427	584	(777)	(174)	306	7,366	272	—
SEI Daily Income Trust Government Fund, Institutional Class	6,007	573	(661)	—	—	5,919	120	—
Totals	$41,255	$2,129	$(4,623)	$767	$1,366	$40,894	$610	$—

Amount designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 74.7%
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF	146,230	$6,639
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF	90,753	3,510
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF	168,297	6,547
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	505,320	9,788
SEI Institutional Managed Trust Large Cap Fund, Cl Y‡	850,300	14,098
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	313,620	9,477
SEI Exchange-Traded Funds Select International Equity ETF‡	754,649	23,021
SEI Exchange-Traded Funds Select Small Cap ETF	238,160	6,656

Total Equity Funds
(Cost $57,942) ($ Thousands)		79,736
Fixed Income Funds — 13.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	337,559	3,139
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	824,493	7,989
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	583,845	3,153

Total Fixed Income Funds
(Cost $13,796) ($ Thousands)		14,281
Multi-Asset Fund — 11.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	1,614,016	12,686

Total Multi-Asset Fund
(Cost $12,560) ($ Thousands)		12,686

Total Investments in Securities — 100.0%
(Cost $84,298) ($ Thousands)		$106,703

Percentages are based on Net Assets of $106,698 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange-Traded Fund

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

10	SEI Asset Allocation Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF	$6,147	$—	$(1,044)	$436	$1,100	$6,639	$23	$—
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF	3,169	—	—	—	341	3,510	17	—
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF	6,003	—	(627)	211	960	6,547	58	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	8,762	423	(1,101)	44	1,660	9,788	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	12,111	1,501	(1,773)	29	2,230	14,098	59	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	7,768	—	(1)	—	1,710	9,477	124	—
SEI Exchange-Traded Funds Select International Equity ETF	21,865	—	(2,184)	218	3,122	23,021	406	—
SEI Exchange-Traded Funds Select Small Cap ETF	5,664	—	—	—	992	6,656	22	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	2,872	320	(271)	(2)	220	3,139	106	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,349	1,208	(678)	(91)	201	7,989	145	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	2,883	398	(183)	(9)	64	3,153	112	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	11,107	2,202	(1,487)	(301)	1,165	12,686	—	—
Totals	$95,700	$6,052	$(9,349)	$535	$13,765	$106,703	$1,072	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	129,341	$1,811
SEI Institutional International Trust International Equity Fund, Cl Y‡	1,016,756	14,611
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y‡	1,265,074	50,932
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y‡	513,745	12,648

Total Equity Funds
(Cost $32,566) ($ Thousands)		80,002
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	386,443	3,594
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,327,158	$7,166

Total Fixed Income Funds
(Cost $11,504) ($ Thousands)		10,760

Total Investments in Securities — 100.0%
(Cost $44,070) ($ Thousands)		$90,762

Percentages are based on Net Assets of $90,766 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2025, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,701	$6	$(277)	$33	$348	$1,811	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	13,555	—	(1,355)	205	2,206	14,611	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	44,890	226	(1,205)	74	6,947	50,932	226	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	10,607	465	(23)	—	1,599	12,648	51	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,364	135	(154)	(26)	275	3,594	121	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,653	463	(75)	(28)	153	7,166	253	—
Totals	$80,770	$1,295	$(3,089)	$258	$11,528	$90,762	$651	$—

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

12	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 44.4%
SEI Exchange-Traded Funds DBi Multi- Strategy Alternative ETF	52,969	$1,345
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF	21,777	989
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF	13,767	532
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF	24,569	956
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	105,013	2,034
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	144,731	1,647
SEI Institutional Managed Trust Large Cap Fund, Cl Y	107,192	1,777
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	58,568	1,770
SEI Exchange-Traded Funds Select International Equity ETF	117,655	3,589
SEI Exchange-Traded Funds Select Small Cap ETF	54,050	1,510

Total Equity Funds
(Cost $12,166) ($ Thousands)		16,149
Fixed Income Funds — 32.3%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	145,095	1,349
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	937,607	9,086
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	245,431	1,325

Total Fixed Income Funds
(Cost $12,209) ($ Thousands)		11,760
Multi-Asset Funds — 23.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	559,821	4,400
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	121,065	1,241
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	345,923	2,816

Total Multi-Asset Funds
(Cost $8,412) ($ Thousands)		8,457

Total Investments in Securities — 100.0%
(Cost $32,787) ($ Thousands)		$36,366

Percentages are based on Net Assets of $36,367 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange-Traded Fund

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Asset Allocation Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Core Market Strategy Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	$—	$1,292	$—	$—	$53	$1,345	$—	$—
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF	1,035	—	(298)	125	127	989	4	—
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF	481	—	(1)	—	52	532	3	—
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF	969	—	(199)	67	119	956	9	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	2,026	24	(387)	138	233	2,034	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,735	3	(200)	18	91	1,647	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	1,768	37	(337)	54	255	1,777	8	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	1,363	1	(1,395)	1	30	—	—	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	1,623	—	(198)	23	322	1,770	26	—
SEI Exchange-Traded Funds Select International Equity ETF	3,940	—	(926)	111	464	3,589	72	—
SEI Exchange-Traded Funds Select Small Cap ETF	1,285	—	—	—	225	1,510	5	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,376	49	(173)	(6)	103	1,349	49	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	8,970	1,350	(1,358)	(212)	336	9,086	166	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,375	52	(127)	(25)	50	1,325	50	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	4,316	259	(473)	(114)	412	4,400	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	1,298	33	(119)	(6)	35	1,241	33	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,787	208	(174)	(3)	(2)	2,816	—	—
Totals	$36,347	$3,308	$(6,365)	$171	$2,905	$36,366	$425	$—

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Asset Allocation Trust

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	29,108	$408
SEI Institutional International Trust International Equity Fund, Cl Y‡	227,671	3,272
SEI Institutional Managed Trust Tax- Managed Large Cap Fund, Cl Y‡	284,513	11,454
SEI Institutional Managed Trust Tax- Managed Small/Mid Cap Fund, Cl Y‡	116,056	2,857

Total Equity Funds
(Cost $6,100) ($ Thousands)		17,991
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	87,408	813
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	299,868	$1,619

Total Fixed Income Funds
(Cost $2,607) ($ Thousands)		2,432

Total Investments in Securities — 100.0%
(Cost $8,707) ($ Thousands)		$20,423

Percentages are based on Net Assets of $20,424 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$393	$6	$(79)	$14	$74	$408	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	3,149	30	(455)	120	428	3,272	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	10,948	126	(1,240)	750	870	11,454	54	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	2,631	32	(184)	(4)	382	2,857	12	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	797	29	(68)	(11)	66	813	28	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,600	83	(90)	(31)	57	1,619	58	—
Totals	$19,518	$306	$(2,116)	$838	$1,877	$20,423	$152	$—

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 55.5%
SEI Exchange-Traded Funds DBi Multi- Strategy Alternative ETF	107,120	$2,719
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF	90,333	4,101
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF	64,050	2,477
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF	102,651	3,993
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	358,860	6,951
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	292,067	3,324
SEI Institutional Managed Trust Large Cap Fund, Cl Y	501,966	8,323
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	223,044	6,740
SEI Exchange-Traded Funds Select International Equity ETF‡	479,260	14,620
SEI Exchange-Traded Funds Select Small Cap ETF	193,790	5,416

Total Equity Funds
(Cost $43,730) ($ Thousands)		58,664
Fixed Income Funds — 22.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	482,253	4,485
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y‡	1,574,885	15,261
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	829,647	4,480

Total Fixed Income Funds
(Cost $24,441) ($ Thousands)		24,226
Multi-Asset Funds — 21.6%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y‡	1,619,448	12,729
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	252,875	2,592
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	917,151	7,465

Total Multi-Asset Funds
(Cost $22,114) ($ Thousands)		22,786

Total Investments in Securities — 100.0%
(Cost $90,285) ($ Thousands)		$105,676

Percentages are based on Net Assets of $105,673 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

ETF — Exchange-Traded Fund

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

16	SEI Asset Allocation Trust

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Exchange-Traded Funds DBi Multi-Strategy Alternative ETF	$—	$2,617	$—	$—	$102	$2,719	$—	$—
SEI Exchange-Traded Funds Enhanced US Large Cap Momentum Factor ETF	4,755	1	(1,702)	659	388	4,101	17	—
SEI Exchange-Traded Funds Enhanced US Large Cap Quality Factor ETF	2,237	—	(1)	—	241	2,477	12	—
SEI Exchange-Traded Funds Enhanced US Large Cap Value Factor ETF	4,447	—	(1,294)	436	404	3,993	43	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6,455	359	(1,068)	166	1,039	6,951	—	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	3,272	88	(245)	17	192	3,324	—	—
SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,630	603	(1,261)	39	1,312	8,323	36	—
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	2,637	—	(2,696)	(2)	61	—	—	—
SEI Exchange-Traded Funds Select Emerging Markets Equity ETF	6,128	—	(694)	81	1,225	6,740	98	—
SEI Exchange-Traded Funds Select International Equity ETF	15,601	—	(3,250)	360	1,909	14,620	280	—
SEI Exchange-Traded Funds Select Small Cap ETF	4,608	1	—	—	807	5,416	18	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4,406	159	(398)	(28)	346	4,485	159	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14,083	3,414	(2,440)	(393)	597	15,261	269	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4,445	197	(243)	(50)	131	4,480	165	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	11,744	2,611	(2,492)	(648)	1,514	12,729	—	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	2,584	103	(154)	(8)	67	2,592	67	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7,066	780	(373)	—	(8)	7,465	—	—
Totals	$102,098	$10,933	$(18,311)	$629	$10,327	$105,676	$1,164	$—

Amounts designated as “ – “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	191,911	$2,687
SEI Institutional International Trust International Equity Fund, Cl Y‡	1,506,183	21,644
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y‡	1,870,600	75,310
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y‡	757,265	18,644

Total Equity Funds
(Cost $43,765) ($ Thousands)		118,285
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	575,765	5,354
Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,957,175	$10,569

Total Fixed Income Funds
(Cost $17,160) ($ Thousands)		15,923

Total Investments in Securities — 100.0%
(Cost $60,925) ($ Thousands)		$134,208

Percentages are based on Net Assets of $134,213 ($ Thousands).

‡	Represents greater than 10% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities and Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended September 30, 2025 ($ Thousands):

Security Description	Value 3/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 9/30/2025	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$2,521	$—	$(402)	$90	$478	$2,687	$—	$—
SEI Institutional International Trust International Equity Fund, Cl Y	20,099	18	(2,052)	367	3,212	21,644	—	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	68,468	342	(4,069)	528	10,041	75,310	342	—
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	16,331	109	(187)	3	2,388	18,644	77	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	5,075	183	(270)	(52)	418	5,354	183	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	10,157	580	(349)	(156)	337	10,569	377	—
Totals	$122,651	$1,232	$(7,329)	$780	$16,874	$134,208	$979	$—

Amounts designated as “— “ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Asset Allocation Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) ($ Thousands)

September 30, 2025

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund
Assets:
Investments in affiliated funds, at market value †	$8,747	$1,650	$29,686	$14,769
Income distribution receivable from affiliated funds	15	6	44	35
Receivable for investment securities sold	6	1	18	28
Receivable for fund shares sold	—	—	4	—
Receivable from adviser	—	—	1	1
Prepaid expenses	—	—	6	3
Total Assets	8,768	1,657	29,759	14,836
Liabilities:
Payable for investment securities purchased	17	6	48	38
Payable for fund shares redeemed	2	—	10	22
Payable for Audit Fees	1	—	4	2
Shareholder servicing fees payable	1	—	4	3
Distribution fees payable	—	—	1	—
Administrative servicing fees payable	—	—	—	—
Trustees' fees payable	—	—	—	—
Accrued expenses	—	1	7	4
Total Liabilities	21	7	74	69
Net Assets	$8,747	$1,650	$29,685	$14,767
† Cost of investments in affiliated funds	$8,381	$1,646	$28,246	$12,570
Net Assets:
Paid in Capital (unlimited authorization - no par value)	$8,748	$3,431	$31,510	$13,530
Total distributable earnings/(loss)	(1)	(1,781)	(1,825)	1,237
Net Assets	$8,747	$1,650	$29,685	$14,767
Net Asset Value, Offering and Redemption Price Per
Share — Class F	$9.84	$11.28	$10.80	$12.51
	($8,547,856 ÷ 868,607 shares)	($1,649,602 ÷ 146,191 shares)	($29,491,334 ÷ 2,731,366 shares)	($14,767,354 ÷ 1,180,886 shares)
Net Asset Value, Offering and Redemption Price Per
Share — Class D	N/A	N/A	$10.78	N/A
			($138,114 ÷ 12,810 shares)
Net Asset Value, Offering and Redemption Price Per
Share — Class I	$9.64	N/A	$11.06	N/A
	($199,281 ÷ 20,672 shares)		($55,857 ÷ 5,048 shares)
(1)	Net assets divided by shares does not calculate to the stated NAV because net assets and shares are shown rounded.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A - Not applicable. Class D and/or Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

20	SEI Asset Allocation Trust

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund
$78,763	$40,894	$106,703	$90,762	$36,366	$20,423	$105,676	$134,208
83	58	36	37	36	8	75	55
75	20	64	38	44	17	51	105
1	1	6	21	—	—	6	—
3	2	4	3	1	1	4	5
16	10	20	17	8	4	22	26
78,941	40,985	106,833	90,878	36,455	20,453	105,834	134,399

91	63	40	42	39	9	81	62
43	3	25	22	29	9	13	50
11	6	14	11	5	3	14	17
14	8	22	19	7	4	21	28
2	—	9	—	—	—	5	—
1	—	3	—	—	—	1	—
1	—	1	1	—	—	1	1
14	11	21	17	8	4	25	28
177	91	135	112	88	29	161	186
$78,764	$40,894	$106,698	$90,766	$36,367	$20,424	$105,673	$134,213
$74,743	$29,346	$84,298	$44,070	$32,787	$8,707	$90,285	$60,925

$81,168	$29,206	$82,454	$40,048	$36,015	$6,665	$95,659	$53,513
(2,404)	11,688	24,244	50,718	352	13,759	10,014	80,700
$78,764	$40,894	$106,698	$90,766	$36,367	$20,424	$105,673	$134,213

$12.40	$18.08	$16.93	$29.23	$11.62	$22.37	$13.89	$31.23
($76,130,569 ÷ 6,139,748 shares)	($40,893,730 ÷ 2,262,433 shares)	($97,475,871 ÷ 5,758,358 shares)	($90,765,544 ÷ 3,104,707 shares)	($36,366,467 ÷ 3,130,554 shares)	($20,423,944 ÷ 912,971 shares)	($103,162,392 ÷ 7,425,658 shares)	($134,213,140 ÷ 4,297,549 shares)

$12.41	N/A	$16.46	N/A	N/A	N/A	$13.80	N/A
($106,167 ÷ 8,558 shares)		($1,825,154 ÷ 110,886 shares)				($408,506 ÷ 29,605 shares)

$12.85	N/A	$16.24	N/A	$13.78	N/A	$13.59	N/A
($2,527,192 ÷ 196,629 shares)		($7,396,665 ÷ 455,535 shares)		($326 ÷ 24 shares)(1)		($2,102,403 ÷ 154,702 shares)

SEI Asset Allocation Trust	21

STATEMENTS OF OPERATIONS (Unaudited) ($ Thousands)

For the six months ended September 30, 2025

	Defensive Strategy Fund	Defensive Strategy Allocation Fund	Conservative Strategy Fund	Conservative Strategy Allocation Fund
Investment Income:
Income distributions from affiliated funds	$111	$39	$378	$321
Expenses
Administration fees	7	1	22	11
Investment advisory fees	4	1	15	8
Shareholder servicing fees — Class F	11	2	37	19
Shareholder servicing fees — Class D	—	—	—	—
Shareholder servicing fees — Class I	—	—	—	—
Trustees' fees	—	—	—	—
Distribution fees — Class D	—	—	1	—
Administrative servicing fees — Class I	—	—	—	—
Registration fees	3	1	8	5
Professional fees	2	—	5	3
Printing fees	2	—	5	3
Chief compliance officer fees	—	—	—	—
Proxy fees	—	—	—	—
Custodian/wire agent fees	—	—	1	1
Other expenses	—	—	1	1
Total expenses	29	5	95	51
Less:
Administration fees waived	(7)	(1)	(22)	(11)
Investment advisory fees waived	(4)	(1)	(15)	(8)
Reimbursement from advisor	(2)	(1)	(7)	(4)
Waiver of shareholder servicing fees — Class F	(6)	—	(13)	—
Net Expenses	10	2	38	28
Net Investment Income	101	37	340	293
Net Realized and Unrealized Gain (Loss) from Affiliated Funds:
Net realized gain (loss) from sales of affiliated funds	4	(2)	5	5
Net change in unrealized appreciation from affiliated funds	156	8	873	344
Net Realized and Unrealized gain from Affiliated Funds	160	6	878	349
Net Increase in Net Assets Resulting from Operations	$261	$43	$1,218	$642

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	SEI Asset Allocation Trust

Moderate Strategy Fund	Moderate Strategy Allocation Fund	Aggressive Strategy Fund	Tax-Managed Aggressive Strategy Fund	Core Market Strategy Fund	Core Market Strategy Allocation Fund	Market Growth Strategy Fund	Market Growth Strategy Allocation Fund
$857	$610	$1,072	$651	$425	$152	$1,164	$979

58	30	76	64	27	15	77	96
39	20	51	43	18	10	52	64
94	51	116	106	45	25	126	159
—	—	2	—	—	—	—	—
3	—	9	—	—	—	2	—
1	1	2	1	1	—	2	2
—	—	7	—	—	—	1	—
3	—	9	—	—	—	2	—
25	15	29	24	12	6	33	38
14	7	18	15	6	4	18	23
14	8	18	15	7	4	19	23
—	—	—	—	—	—	—	1
—	—	—	—	—	—	—	1
4	2	5	4	2	1	5	6
3	2	4	3	1	1	4	5
258	136	346	275	119	66	341	418

(58)	(30)	(76)	(64)	(27)	(15)	(77)	(96)
(39)	(20)	(51)	(43)	(18)	(10)	(52)	(64)
(21)	(13)	(24)	(20)	(10)	(5)	(28)	(32)
(15)	—	—	—	—	—	—	—
125	73	195	148	64	36	184	226
732	537	877	503	361	116	980	753

(278)	767	535	258	171	838	629	780
4,190	1,366	13,765	11,528	2,905	1,877	10,327	16,874
3,912	2,133	14,300	11,786	3,076	2,715	10,956	17,654
$4,644	$2,670	$15,177	$12,289	$3,437	$2,831	$11,936	$18,407

SEI Asset Allocation Trust	23

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2025 (Unaudited) and the year ended March 31, 2025

	Defensive Strategy Fund		Defensive Strategy Allocation Fund
	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025
Operations:
Net investment income	$101	$355	$37	$96
Net realized gain (loss) from sales of affiliated funds	4	19	(2)	(13)
Capital gain distributions received from affiliated funds	—	82	—	—
Net change in unrealized appreciation (depreciation) from affiliated funds	156	58	8	27
Net Increase in Net Assets Resulting from Operations	261	514	43	110
Distributions:
Class F	(103)	(376)	(35)	(117)
Class D	N/A	N/A	N/A	N/A
Class I	(2)	(7)	N/A	N/A
Total Distributions	(105)	(383)	(35)	(117)
Capital Share Transactions:(1)
Class F
Proceeds from shares issued	252	1,035	41	179
Reinvestment of dividends & distributions	100	361	30	106
Cost of shares redeemed	(713)	(2,970)	(82)	(1,176)
Decrease in Net Assets Derived from Class F Transactions	(361)	(1,574)	(11)	(891)
Class D
Proceeds from shares issued	N/A	N/A	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A	N/A	N/A
Cost of shares redeemed	N/A	N/A	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class D Transactions	N/A	N/A	N/A	N/A
Class I
Proceeds from shares issued	13	15	N/A	N/A
Reinvestment of dividends & distributions	2	7	N/A	N/A
Cost of shares redeemed	(5)	(2)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	10	20	N/A	N/A
Decrease in Net Assets Derived From Capital Share Transactions	(351)	(1,554)	(11)	(891)
Net Decrease in Net Assets	(195)	(1,423)	(3)	(898)
Net Assets:
Beginning of Period	8,942	10,365	1,653	2,551
End of Period	$8,747	$8,942	$1,650	$1,653

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

24	SEI Asset Allocation Trust

Conservative Strategy Fund		Conservative Strategy Allocation Fund		Moderate Strategy Fund		Moderate Strategy Allocation Fund
4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025
$340	$1,121	$293	$577	$732	$2,420	$537	$1,337
5	11	5	61	(278)	(272)	767	978
—	411	—	742	—	1,308	—	3,628
873	358	344	47	4,190	1,892	1,366	(1,846)
1,218	1,901	642	1,427	4,644	5,348	2,670	4,097

(341)	(1,224)	(236)	(1,303)	(696)	(2,716)	(456)	(5,580)
(1)	(5)	N/A	N/A	—	(2)	N/A	N/A
(1)	(4)	N/A	N/A	(17)	(63)	N/A	N/A
(343)	(1,233)	(236)	(1,303)	(713)	(2,781)	(456)	(5,580)

274	1,941	36	699	1,937	7,066	281	884
333	1,197	210	1,179	674	2,620	409	5,091
(2,497)	(5,594)	(1,567)	(4,144)	(6,755)	(19,806)	(3,262)	(15,539)
(1,890)	(2,456)	(1,321)	(2,266)	(4,144)	(10,120)	(2,572)	(9,564)

—	1	N/A	N/A	23	19	N/A	N/A
—	—	N/A	N/A	—	2	N/A	N/A
(23)	(41)	N/A	N/A	—	(148)	N/A	N/A
(23)	(40)	N/A	N/A	23	(127)	N/A	N/A

1	4	N/A	N/A	236	277	N/A	N/A
1	4	N/A	N/A	17	63	N/A	N/A
(32)	(22)	N/A	N/A	(67)	(44)	N/A	N/A
(30)	(14)	N/A	N/A	186	296	N/A	N/A
(1,943)	(2,510)	(1,321)	(2,266)	(3,935)	(9,951)	(2,572)	(9,564)
(1,068)	(1,842)	(915)	(2,142)	(4)	(7,384)	(358)	(11,047)

30,753	32,595	15,682	17,824	78,768	86,152	41,252	52,299
$29,685	$30,753	$14,767	$15,682	$78,764	$78,768	$40,894	$41,252

SEI Asset Allocation Trust	25

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended September 30, 2025 (Unaudited) and the year ended March 31, 2025

	Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025
Operations:
Net investment income	$877	$1,228	$503	$1,349
Net realized gain from sales of affiliated funds	535	12,163	258	409
Capital gain distributions received from affiliated funds	—	2,610	—	6,449
Net change in unrealized appreciation (depreciation) from affiliated funds	13,765	(9,098)	11,528	(4,837)
Net Increase in Net Assets Resulting from Operations	15,177	6,903	12,289	3,370
Distributions:
Class F	(775)	(1,449)	(423)	(3,976)
Class D	(9)	(18)	N/A	N/A
Class I	(51)	(91)	N/A	N/A
Return of Capital:
Class F	—	—	N/A	N/A
Class D	—	—	N/A	N/A
Class I	—	—	N/A	N/A
Total Distributions	(835)	(1,558)	(423)	(3,976)
Capital Share Transactions:(1)
Class F
Proceeds from shares issued	1,545	3,948	923	1,650
Reinvestment of dividends & distributions	753	1,406	351	3,356
Cost of shares redeemed	(5,664)	(19,907)	(3,136)	(4,459)
Increase (Decrease) in Net Assets Derived from Class F Transactions	(3,366)	(14,553)	(1,862)	547
Class D
Proceeds from shares issued	38	201	N/A	N/A
Reinvestment of dividends & distributions	8	16	N/A	N/A
Cost of shares redeemed	(194)	(402)	N/A	N/A
Decrease in Net Assets Derived from Class D Transactions	(148)	(185)	N/A	N/A
Class I
Proceeds from shares issued	394	429	N/A	N/A
Reinvestment of dividends & distributions	51	91	N/A	N/A
Cost of shares redeemed	(253)	(775)	N/A	N/A
Increase (Decrease) in Net Assets Derived from Class I Transactions	192	(255)	N/A	N/A
Increase (Decrease) in Net Assets Derived From Capital Share Transactions	(3,322)	(14,993)	(1,862)	547
Net Increase (Decrease) in Net Assets	11,020	(9,648)	10,004	(59)
Net Assets:
Beginning of Period	95,678	105,326	80,762	80,821
End of Period	$106,698	$95,678	$90,766	$80,762

(1)	For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "—" are $0 or have been rounded to $0.

N/A — Not applicable. Class D and Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.

26	SEI Asset Allocation Trust

Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025
$361	$966	$116	$340	$980	$2,265	$753	$2,094
171	2,042	838	511	629	6,998	780	2,041
—	628	—	1,657	—	1,958	—	10,015
2,905	(1,220)	1,877	(1,614)	10,327	(3,745)	16,874	(8,783)
3,437	2,416	2,831	894	11,936	7,476	18,407	5,367

(346)	(1,112)	(97)	(2,274)	(896)	(4,542)	(628)	(8,549)
N/A	N/A	N/A	N/A	(2)	(12)	N/A	N/A
—	—	N/A	N/A	(15)	(91)	N/A	N/A

—	(9)	N/A	N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
—	—	N/A	N/A	N/A	N/A	N/A	N/A
(346)	(1,121)	(97)	(2,274)	(913)	(4,645)	(628)	(8,549)

134	2,553	180	603	807	9,565	387	1,075
323	1,080	79	1,879	870	4,416	518	7,263
(3,525)	(9,555)	(2,085)	(2,889)	(9,095)	(30,262)	(7,110)	(10,429)
(3,068)	(5,922)	(1,826)	(407)	(7,418)	(16,281)	(6,205)	(2,091)

N/A	N/A	N/A	N/A	—	85	N/A	N/A
N/A	N/A	N/A	N/A	2	10	N/A	N/A
N/A	N/A	N/A	N/A	(10)	(183)	N/A	N/A
N/A	N/A	N/A	N/A	(8)	(88)	N/A	N/A

—	—	N/A	N/A	112	219	N/A	N/A
—	—	N/A	N/A	15	92	N/A	N/A
—	—	N/A	N/A	(131)	(481)	N/A	N/A
—	—	N/A	N/A	(4)	(170)	N/A	N/A
(3,068)	(5,922)	(1,826)	(407)	(7,430)	(16,539)	(6,205)	(2,091)
23	(4,627)	908	(1,787)	3,593	(13,708)	11,574	(5,273)

36,344	40,971	19,516	21,303	102,080	115,788	122,639	127,912
$36,367	$36,344	$20,424	$19,516	$105,673	$102,080	$134,213	$122,639

SEI Asset Allocation Trust	27

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2025 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period/Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Defensive Strategy Fund
Class F
2025@	$9.67	$0.11	$0.18	$0.29	$(0.12)	$—	$(0.12)	$9.84	3.00%	$8,548	0.21%		0.66%	2.32%	4%
2025	9.54	0.36	0.17	0.53	(0.40)	—	(0.40)	9.67	5.66	8,756	0.25	(1)	0.70	3.79	15
2024	9.40	0.34	0.13	0.47	(0.33)	—	(0.33)	9.54	5.13	10,202	0.21		0.64	3.60	57
2023	9.81	0.27	(0.33)	(0.06)	(0.25)	(0.10)	(0.35)	9.40	(0.60)	11,851	0.21		0.61	2.88	18
2022	10.11	0.13	(0.09)	0.04	(0.18)	(0.16)	(0.34)	9.81	0.41	14,438	0.21		0.62	1.23	27
2021	9.72	0.07	0.51	0.58	(0.19)	—	(0.19)	10.11	5.99	17,330	0.21		0.58	0.68	143
Class I
2025@	$9.47	$0.10	$0.17	$0.27	$(0.10)	$—	$(0.10)	$9.64	2.93%	$199	0.46%		0.91%	2.07%	4%
2025	9.36	0.35	0.13	0.48	(0.37)	—	(0.37)	9.47	5.29	186	0.50	(2)	0.94	3.68	15
2024	9.22	0.32	0.13	0.45	(0.31)	—	(0.31)	9.36	4.99	163	0.46		0.89	3.53	57
2023	9.62	0.26	(0.35)	(0.09)	(0.21)	(0.10)	(0.31)	9.22	(0.88)	81	0.46		0.87	2.74	18
2022	9.93	0.18	(0.17)	0.01	(0.16)	(0.16)	(0.32)	9.62	0.09	77	0.46		0.86	1.83	27
2021	9.54	0.04	0.52	0.56	(0.17)	—	(0.17)	9.93	5.84	370	0.46		0.83	0.43	143
Defensive Strategy Allocation Fund
Class F
2025@	$11.23	$0.25	$0.03	$0.28	$(0.23)	$—	$(0.23)	$11.28	2.58%	$1,650	0.35%		0.67%	4.40%	6%
2025	11.25	0.48	0.05	0.53	(0.55)	—	(0.55)	11.23	4.88	1,653	0.52	(3)	0.82	4.29	17
2024	11.29	0.63	0.02	0.65	(0.69)	—	(0.69)	11.25	5.98	2,551	0.35		0.65	5.65	15
2023	11.63	0.34	(0.29)	0.05	(0.39)	—	(0.39)	11.29	0.52	3,358	0.35		0.62	2.96	34
2022	11.71	0.09	(0.07)	0.02	(0.10)	—	(0.10)	11.63	0.18	4,343	0.35		0.60	0.74	13
2021	11.36	0.10	0.45	0.55	(0.20)	— ^	(0.20)	11.71	4.88	6,236	0.35		0.61	0.86	27
Conservative Strategy Fund
Class F
2025@	$10.48	$0.12	$0.32	$0.44	$(0.12)	$—	$(0.12)	$10.80	4.24%	$29,491	0.26%		0.65%	2.27%	3%
2025	10.26	0.37	0.26	0.63	(0.41)	—	(0.41)	10.48	6.29	30,512	0.28	(4)	0.68	3.57	13
2024	10.01	0.34	0.28	0.62	(0.37)	—	(0.37)	10.26	6.32	32,304	0.26		0.65	3.37	17
2023	10.75	0.35	(0.59)	(0.24)	(0.35)	(0.15)	(0.50)	10.01	(2.12)	46,264	0.26		0.62	3.42	18
2022	10.99	0.20	(0.02)	0.18	(0.29)	(0.13)	(0.42)	10.75	1.56	58,538	0.26		0.60	1.81	8
2021	10.15	0.12	0.96	1.08	(0.19)	(0.05)	(0.24)	10.99	10.71	64,670	0.26		0.60	1.07	20
Class D
2025@	$10.46	$0.08	$0.32	$0.40	$(0.08)	$—	$(0.08)	$10.78	3.83%	$138	1.01%		1.40%	1.52%	3%
2025	10.25	0.29	0.25	0.54	(0.33)	—	(0.33)	10.46	5.39	157	1.03	(5)	1.42	2.82	13
2024	9.99	0.28	0.27	0.55	(0.29)	—	(0.29)	10.25	5.63	194	1.01		1.40	2.83	17
2023	10.72	0.25	(0.56)	(0.31)	(0.27)	(0.15)	(0.42)	9.99	(2.82)	188	1.01		1.37	2.49	18
2022	10.97	—	0.08	0.08	(0.20)	(0.13)	(0.33)	10.72	0.64	268	1.01		1.35	0.02	8
2021	10.13	0.04	0.96	1.00	(0.11)	(0.05)	(0.16)	10.97	9.91	4,507	1.01		1.35	0.34	20
Class I
2025@	$10.73	$0.11	$0.32	$0.43	$(0.10)	$—	$(0.10)	$11.06	4.08%	$56	0.51%		0.90%	2.01%	3%
2025	10.50	0.37	0.24	0.61	(0.38)	—	(0.38)	10.73	5.98	84	0.53	(6)	0.92	3.49	13
2024	10.23	0.34	0.27	0.61	(0.34)	—	(0.34)	10.50	6.11	97	0.51		0.90	3.33	17
2023	10.97	0.34	(0.61)	(0.27)	(0.32)	(0.15)	(0.47)	10.23	(2.38)	120	0.51		0.87	3.30	18
2022	11.20	0.18	(0.02)	0.16	(0.26)	(0.13)	(0.39)	10.97	1.35	125	0.51		0.85	1.61	8
2021	10.34	0.06	1.00	1.06	(0.15)	(0.05)	(0.20)	11.20	10.35	342	0.51		0.85	0.58	20

*	Per share calculations were performed using average shares.
**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
^	Includes return of capital less than $0.005.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.21%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.46%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.26%.

28	SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2025 (Unaudited) and the years ended March 31,
For a Share Outstanding Throughout Each Period/Year

(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.01%.
(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.51%.
@	For the six-month period ended September 30, 2025. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

SEI Asset Allocation Trust	29

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2025 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period/Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Conservative Strategy Allocation Fund
Class F
2025@	$12.16	$0.24	$0.30	$0.54	$(0.19)	$—	$(0.19)	$12.51	4.51%	$14,767	0.35%		0.66%	3.91%	4%
2025	12.08	0.42	0.61	1.03	(0.63)	(0.32)	(0.95)	12.16	8.88	15,682	0.38	(1)	0.68	3.43	14
2024	11.90	0.59	0.63	1.22	(0.69)	(0.35)	(1.04)	12.08	10.88	17,824	0.35		0.65	5.01	16
2023	13.37	0.43	(1.21)	(0.78)	(0.69)	—	(0.69)	11.90	(5.78)	19,239	0.35		0.62	3.51	21
2022	12.78	0.32	0.80	1.12	(0.53)	—	(0.53)	13.37	8.90	27,191	0.35		0.60	2.38	12
2021	10.46	0.30	2.42	2.72	(0.40)	—	(0.40)	12.78	26.55	29,156	0.35		0.60	2.57	23
Moderate Strategy Fund
Class F
2025@	$11.78	$0.11	$0.62	$0.73	$(0.11)	$—	$(0.11)	$12.40	6.26%	$76,131	0.31%		0.66%	1.90%	5%
2025	11.44	0.34	0.40	0.74	(0.40)	—	(0.40)	11.78	6.59	76,467	0.32	(2)	0.66	2.93	19
2024	11.02	0.33	0.43	0.76	(0.34)	—	(0.34)	11.44	7.08	84,082	0.31		0.64	2.98	27
2023	12.65	0.48	(1.09)	(0.61)	(0.50)	(0.52)	(1.02)	11.02	(4.62)	93,455	0.31		0.62	4.13	16
2022	12.87	0.33	0.11	0.44	(0.53)	(0.13)	(0.66)	12.65	3.30	120,332	0.31		0.60	2.53	11
2021	11.37	0.13	1.71	1.84	(0.22)	(0.12)	(0.34)	12.87	16.32	142,002	0.31		0.60	1.08	33
Class D
2025@	$11.79	$0.07	$0.62	$0.69	$(0.07)	$—	$(0.07)	$12.41	5.84%	$106	1.07	%(3)	1.41%	1.11%	5%
2025	11.43	0.21	0.44	0.65	(0.29)	—	(0.29)	11.79	5.79	79	1.07	(3)	1.41	1.79	19
2024	11.00	0.26	0.43	0.69	(0.26)	—	(0.26)	11.43	6.39	203	1.06		1.40	2.32	27
2023	12.63	0.40	(1.10)	(0.70)	(0.41)	(0.52)	(0.93)	11.00	(5.39)	221	1.06		1.37	3.46	16
2022	12.83	0.03	0.32	0.35	(0.42)	(0.13)	(0.55)	12.63	2.61	266	1.06		1.35	0.24	11
2021	11.34	0.05	1.69	1.74	(0.13)	(0.12)	(0.25)	12.83	15.40	3,908	1.06		1.35	0.38	33
Class I
2025@	$12.21	$0.10	$0.64	$0.74	$(0.10)	$—	$(0.10)	$12.85	6.06%	$2,527	0.56%		0.91%	1.64%	5%
2025	11.84	0.34	0.40	0.74	(0.37)	—	(0.37)	12.21	6.36	2,222	0.57	(4)	0.91	2.82	19
2024	11.39	0.32	0.45	0.77	(0.32)	—	(0.32)	11.84	6.85	1,867	0.56		0.90	2.81	27
2023	13.04	0.50	(1.16)	(0.66)	(0.47)	(0.52)	(0.99)	11.39	(4.90)	2,050	0.56		0.86	4.22	16
2022	13.24	0.35	0.07	0.42	(0.49)	(0.13)	(0.62)	13.04	3.10	1,894	0.56		0.85	2.58	11
2021	11.70	0.11	1.74	1.85	(0.19)	(0.12)	(0.31)	13.24	15.91	2,409	0.56		0.85	0.87	33
Moderate Strategy Allocation Fund
Class F
2025@	$17.11	$0.23	$0.93	$1.16	$(0.19)	$—	$(0.19)	$18.08	6.88%	$40,894	0.35%		0.67%	2.65%	4%
2025	17.69	0.47	0.98	1.45	(0.76)	(1.27)	(2.03)	17.11	8.59	41,252	0.36	(1)	0.66	2.68	13
2024	17.30	0.61	1.44	2.05	(0.69)	(0.97)	(1.66)	17.69	12.60	52,299	0.35		0.64	3.54	13
2023	19.78	0.47	(1.24)	(0.77)	(0.65)	(1.06)	(1.71)	17.30	(3.70)	54,442	0.35		0.62	2.60	16
2022	19.71	0.38	1.36	1.74	(0.77)	(0.90)	(1.67)	19.78	8.94	67,097	0.35		0.59	1.90	15
2021	15.94	0.35	4.67	5.02	(0.43)	(0.82)	(1.25)	19.71	32.25	68,502	0.35		0.60	1.92	17

*	Per share calculations were performed using average shares.
**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.31%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.06%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.56%.
@	For the six-month period ended September 30, 2025. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

30	SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2025 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period/Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**		Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Aggressive Strategy Fund
Class F
2025@	$14.70	$0.14	$2.22	$2.36	$(0.13)		$—	$(0.13)	$16.93	16.18%	$97,476	0.35%		0.65%		1.77%	6%
2025	13.92	0.18	0.83	1.01	(0.23)		—	(0.23)	14.70	7.32	87,724	0.36	(1)	0.66		1.27	45
2024	12.52	0.23	1.67	1.90	(0.28	)(2)	(0.22)	(0.50)	13.92	15.56	97,357	0.35		0.65		1.77	18
2023	16.05	0.43	(1.72)	(1.29)	(0.46)		(1.78)	(2.24)	12.52	(7.29)	109,345	0.35		0.62		3.12	20
2022	17.09	0.47	(0.02)	0.45	(0.95)		(0.54)	(1.49)	16.05	2.19	139,099	0.35		0.59		2.69	18
2021	12.41	0.19	5.16	5.35	(0.28)		(0.39)	(0.67)	17.09	43.43	154,482	0.35		0.60		1.25	19
Class D
2025@	$14.29	$0.08	$2.16	$2.24	$(0.07)		$—	$(0.07)	$16.46	15.75%	$1,825	1.10%		1.40%		1.04%	6%
2025	13.55	0.08	0.80	0.88	(0.14)		—	(0.14)	14.29	6.50	1,716	1.11	(3)	1.41		0.57	45
2024	12.21	0.14	1.61	1.75	(0.19	)(4)	(0.22)	(0.41)	13.55	14.61	1,806	1.10		1.40		1.09	18
2023	15.73	0.33	(1.68)	(1.35)	(0.39)		(1.78)	(2.17)	12.21	(7.88)	1,287	1.10		1.37		2.43	20
2022	16.83	(0.31)	0.62	0.31	(0.87)		(0.54)	(1.41)	15.73	1.35	1,470	1.10		1.34		(1.75)	18
2021	12.25	0.09	5.07	5.16	(0.19)		(0.39)	(0.58)	16.83	42.37	19,093	1.10		1.35		0.57	19
Class I
2025@	$14.10	$0.11	$2.14	$2.25	$(0.11)		$—	$(0.11)	$16.24	16.08%	$7,397	0.60%		0.90%		1.50%	6%
2025	13.36	0.15	0.79	0.94	(0.20)		—	(0.20)	14.10	7.06	6,238	0.61	(5)	0.91		1.06	45
2024	12.04	0.21	1.58	1.79	(0.25	)(6)	(0.22)	(0.47)	13.36	15.22	6,163	0.60		0.90		1.71	18
2023	15.52	0.40	(1.67)	(1.27)	(0.43)		(1.78)	(2.21)	12.04	(7.47)	6,652	0.60		0.87		3.02	20
2022	16.58	0.46	(0.07)	0.39	(0.91)		(0.54)	(1.45)	15.52	1.89	6,977	0.60		0.84		2.71	18
2021	12.05	0.15	5.01	5.16	(0.24)		(0.39)	(0.63)	16.58	43.13	9,861	0.60		0.85		1.04	19
Tax-Managed Aggressive Strategy Fund
Class F
2025@	$25.44	$0.16	$3.76	$3.92	$(0.13)		$—	$(0.13)	$29.23	15.50%	$90,766	0.35%		0.65%		1.18%	2%
2025	25.64	0.43	0.64	1.07	(0.47)		(0.80)	(1.27)	25.44	4.21	80,762	0.36	(1)	0.66		1.65	6
2024	22.66	0.44	3.85	4.29	(0.48)		(0.83)	(1.31)	25.64	19.53	80,821	0.35		0.65		1.86	6
2023	26.61	0.36	(1.81)	(1.45)	(0.46)		(2.04)	(2.50)	22.66	(5.03)	71,034	0.35		0.62		1.51	10
2022	26.03	0.34	1.26	1.60	(0.52)		(0.50)	(1.02)	26.61	6.00	87,208	0.35		0.59		1.24	8
2021	17.53	0.27	9.21	9.48	(0.31)		(0.67)	(0.98)	26.03	54.85	86,953	0.35		0.60		1.22	8
Core Market Strategy Fund
Class F
2025@	$10.67	$0.11	$0.94	$1.05	$(0.10)		$—	$(0.10)	$11.62	9.97%	$36,367	0.35%		0.51%		2.00%	6%
2025	10.33	0.26	0.38	0.64	(0.30	)^	—	(0.30)	10.67	6.28	36,344	0.36	(1)	0.66		2.43	27
2024	9.71	0.27	0.64	0.91	(0.29)		—	(0.29)	10.33	9.61	40,971	0.35		0.65		2.74	19
2023	11.57	0.42	(1.25)	(0.83)	(0.47)		(0.56)	(1.03)	9.71	(6.91)	44,314	0.35		0.62		4.05	16
2022	12.52	0.39	(0.11)	0.28	(0.64)		(0.59)	(1.23)	11.57	1.81	65,450	0.35		0.60		3.09	15
2021	10.33	0.17	2.56	2.73	(0.30)		(0.24)	(0.54)	12.52	26.72	78,990	0.35		0.60		1.40	16
Class I
2025@	$12.61	$0.15	$1.12	$1.27	$(0.10)		$—	$(0.10)	$13.78	10.18%	$—	—	%††	—	%††	2.31%	6%
2025	12.13	0.34	0.43	0.77	(0.29	)^	—	(0.29)	12.61	6.44	—	0.01	††	0.01	††	2.72	27
2024	11.29	0.36	0.77	1.13	(0.29)		—	(0.29)	12.13	10.15	—	—	††	—	††	3.15	19
2023	13.16	0.61	(1.47)	(0.86)	(0.45)		(0.56)	(1.01)	11.29	(6.31)	—	(0.01	)‡	—	‡	5.16	16
2022	14.03	0.71	(0.38)	0.33	(0.61)		(0.59)	(1.20)	13.16	2.01	—	0.56		0.65		4.89	15
2021	11.45	0.10	3.01	3.11	(0.29)		(0.24)	(0.53)	14.03	27.44	2	0.33	‡	0.38	‡	0.70	16

SEI Asset Allocation Trust	31

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2025 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period/Year

*	Per share calculations were performed using average shares.
**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.90% excluding waivers).
‡	The ratio appears lower due to the relative net asset value of Class I. Prospectively, it is expected the ratio of net expenses to average net assets would approximate 0.60% (0.85% excluding waivers).
^	Includes return of capital less than $0.005.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(2)	Includes a return of capital of $0.04 per share.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.
(4)	Includes a return of capital of $0.02 per share.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
(6)	Includes a return of capital of $0.03 per share.
@	For the six-month period ended September 30, 2025. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

32	SEI Asset Allocation Trust

FINANCIAL HIGHLIGHTS

For the six months ended September 30, 2025 (Unaudited) and the years ended March 31,

For a Share Outstanding Throughout Each Period/Year

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) from Affiliated Funds*	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Net Expenses to Average Net Assets**		Ratio of Expenses to Average Net Assets (Excluding Waivers)**	Ratio of Net Investment Income to Average Net Assets***	Portfolio Turnover Rate†
Core Market Strategy Allocation Fund
Class F
2025@	$19.47	$0.12	$2.88	$3.00	$(0.10)	$—	$(0.10)	$22.37	15.48%	$20,424	0.35%		0.66%	1.19%	2%
2025	20.91	0.34	0.54	0.88	(0.37)	(1.95)	(2.32)	19.47	4.23	19,516	0.37	(1)	0.67	1.62	13
2024	18.69	0.36	3.16	3.52	(0.40)	(0.90)	(1.30)	20.91	19.49	21,303	0.35		0.64	1.87	6
2023	21.81	0.29	(1.47)	(1.18)	(0.38)	(1.56)	(1.94)	18.69	(5.04)	21,251	0.35		0.61	1.52	7
2022	22.35	0.29	1.12	1.41	(0.44)	(1.51)	(1.95)	21.81	5.98	25,419	0.35		0.60	1.24	9
2021	15.31	0.24	8.00	8.24	(0.27)	(0.93)	(1.20)	22.35	54.79	25,876	0.35		0.60	1.23	5
Market Growth Strategy Fund
Class F
2025@	$12.49	$0.12	$1.40	$1.52	$(0.12)	$—	$(0.12)	$13.89	12.23%	$103,162	0.35%		0.66%	1.90%	8%
2025	12.23	0.26	0.54	0.80	(0.30)	(0.24)	(0.54)	12.49	6.68	99,806	0.36	(1)	0.66	2.04	35
2024	11.29	0.28	1.04	1.32	(0.32)	(0.06)	(0.38)	12.23	11.93	113,299	0.35		0.65	2.47	20
2023	13.62	0.50	(1.48)	(0.98)	(0.52)	(0.83)	(1.35)	11.29	(6.78)	124,296	0.35		0.62	4.15	18
2022	14.60	0.46	—	0.46	(0.80)	(0.64)	(1.44)	13.62	2.71	159,472	0.35		0.59	3.06	13
2021	11.42	0.18	3.56	3.74	(0.29)	(0.27)	(0.56)	14.60	33.05	184,903	0.35		0.60	1.34	13
Class D
2025@	$12.40	$0.07	$1.40	$1.47	$(0.07)	$—	$(0.07)	$13.80	11.88%	$409	1.10%		1.41%	1.13%	8%
2025	12.12	0.15	0.55	0.70	(0.18)	(0.24)	(0.42)	12.40	5.89	375	1.11	(2)	1.41	1.23	35
2024	11.19	0.18	1.04	1.22	(0.23)	(0.06)	(0.29)	12.12	11.05	454	1.10		1.39	1.55	20
2023	13.52	0.41	(1.47)	(1.06)	(0.44)	(0.83)	(1.27)	11.19	(7.49)	1,726	1.10		1.37	3.42	18
2022	14.51	0.12	0.23	0.35	(0.70)	(0.64)	(1.34)	13.52	1.99	2,003	1.10		1.35	0.83	13
2021	11.36	0.07	3.55	3.62	(0.20)	(0.27)	(0.47)	14.51	32.00	5,307	1.10		1.35	0.56	13
Class I
2025@	$12.22	$0.10	$1.37	$1.47	$(0.10)	$—	$(0.10)	$13.59	12.11%	$2,102	0.60%		0.91%	1.64%	8%
2025	11.97	0.23	0.53	0.76	(0.27)	(0.24)	(0.51)	12.22	6.48	1,899	0.61	(3)	0.91	1.91	35
2024	11.06	0.24	1.02	1.26	(0.29)	(0.06)	(0.35)	11.97	11.60	2,034	0.60		0.90	2.18	20
2023	13.37	0.46	(1.45)	(0.99)	(0.49)	(0.83)	(1.32)	11.06	(7.00)	3,799	0.60		0.87	3.93	18
2022	14.36	0.48	(0.07)	0.41	(0.76)	(0.64)	(1.40)	13.37	2.42	4,691	0.60		0.85	3.25	13
2021	11.24	0.15	3.50	3.65	(0.26)	(0.27)	(0.53)	14.36	32.71	4,423	0.60		0.85	1.14	13
Market Growth Strategy Allocation Fund
Class F
2025@	$27.18	$0.17	$4.02	$4.19	$(0.14)	$—	$(0.14)	$31.23	15.49%	$134,213	0.35%		0.65%	1.18%	1%
2025	27.93	0.46	0.71	1.17	(0.51)	(1.41)	(1.92)	27.18	4.22	122,639	0.36	(1)	0.65	1.64	9
2024	24.71	0.48	4.19	4.67	(0.52)	(0.93)	(1.45)	27.93	19.50	127,912	0.35		0.64	1.87	6
2023	28.63	0.39	(1.94)	(1.55)	(0.50)	(1.87)	(2.37)	24.71	(5.06)	116,739	0.35		0.62	1.52	7
2022	28.65	0.38	1.42	1.80	(0.58)	(1.24)	(1.82)	28.63	6.06	134,399	0.35		0.59	1.25	9
2021	19.50	0.30	10.22	10.52	(0.34)	(1.03)	(1.37)	28.65	54.87	135,260	0.35		0.60	1.22	4

*	Per share calculations were performed using average shares.
**	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
***	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.35%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.10%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
@	For the six-month period ended September 30, 2025. All ratios for the period have been annualized.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Asset Allocation Trust	33

NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2025

1. ORGANIZATION

SEI Asset Allocation Trust (the “Trust”) is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment company with twelve funds: Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a “Fund,” collectively the “Funds”). Each Fund is a “fund of funds” and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Exchange Traded Funds. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class F (formerly Class A), Class D and Class I Shares; Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class F Shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectuses provide a description of each Fund’s investment objective and strategies.

As of September 30, 2025, the Class D shares of Defensive Strategy Fund and Core Market Strategy Fund had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Board has designated SIMC as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC has appointed a Valuation Committee and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable Net Asset Value (“NAV”) per share, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

34	SEI Asset Allocation Trust

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the period ended September 30, 2025, there were no significant changes to the Trust’s fair valuation methodologies. For details of the investment classification, reference the Schedules of Investments.

Security Transactions and Related Income — Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets.

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/ losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on each Fund’s average daily net assets.

SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust. Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted a distribution and shareholder services plan (the Distribution Plan) with respect to Class D Shares that allows Class D Shares to pay fees to service providers, based on average daily net assets of the Class D Shares, to compensate them for distribution services or shareholder services with respect to Class D Shares.

In addition, the Funds have adopted a shareholder services plan (the Service Plan) with respect to Class F, D and I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of each respective Class of Shares, in connection with the ongoing servicing of shareholder accounts owning such Shares. The Funds have also adopted an administrative services plan and agreement (the “Administrative Service Plan”) with respect to Class I Shares that allows such Shares to pay service providers a fee, based on average daily net assets of the Class I Shares, in connection with ongoing administrative services for shareholder accounts owning such Shares.

The Funds’ Distribution, Service and Administrative Service Plans provide that distribution fees, shareholder service fees and administrative service fees, as applicable, will be paid to SEI Investments Distribution Co., which may then be used by SEI Investments Distribution Co. to compensate financial intermediaries for providing distribution, shareholder services or administrative services with respect to the Shares.

SEI Asset Allocation Trust	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2025

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive or reimburse the Funds for all or a portion of their fees in order to keep total annual fund operating expenses (exclusive of acquired fund fees and expenses, interest from borrowings, brokerage commissions, taxes, trustees fees, proxy fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. These waivers and reimbursements are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

The following is a summary of annual fees payable to the Adviser, and Distributor and the voluntary expense limitations for each Fund:

	Advisory Fees	Shareholder Servicing Fees	Administrative Servicing Fees	Distribution Fees*	Voluntary Expense Limitations
Defensive Strategy Fund
Class F	0.10%	0.25%	—	—	0.21%
Class I	0.10%	0.25%	0.25%	—	0.46%
Defensive Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Conservative Strategy Fund
Class F	0.10%	0.25%	—	—	0.26%
Class D	0.10%	0.25%	—	0.75%	1.01%
Class I	0.10%	0.25%	0.25%	—	0.51%
Conservative Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Moderate Strategy Fund
Class F	0.10%	0.25%	—	—	0.31%
Class D	0.10%	0.25%	—	0.75%	1.06%
Class I	0.10%	0.25%	0.25%	—	0.56%
Moderate Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Tax-Managed Aggressive Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Core Market Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class I	0.10%	0.25%	0.25%	—	0.60%
Core Market Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%
Market Growth Strategy Fund
Class F	0.10%	0.25%	—	—	0.35%
Class D	0.10%	0.25%	—	0.75%	1.10%
Class I	0.10%	0.25%	0.25%	—	0.60%
Market Growth Strategy Allocation Fund
Class F	0.10%	0.25%	—	—	0.35%

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

36	SEI Asset Allocation Trust

The Trust will pay the Administrator the following fees at the annual rate set forth below based upon the aggregate average daily net assets of the Trust:

	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Defensive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Defensive Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Conservative Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Moderate Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Tax-Managed Aggressive Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Core Market Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%
Market Growth Strategy Allocation Fund	0.150%	0.1375%	0.1250%	0.1125%	0.10%

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended September 30, 2025, the Trust has not participated in the Program.

Other — Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator, the Adviser and/or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser and service providers.

SEI Asset Allocation Trust	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2025

4. CAPITAL SHARE TRANSACTIONS

For the six months ended September 30, 2025 (Unaudited) and the year ended March 31, 2025, Capital Share transactions for the Funds were as follows (Thousands):

	Defensive Strategy Fund		Defensive Strategy Allocation Fund		Conservative Strategy Fund		Conservative Strategy Allocation Fund
	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025
Shares Issued and Redeemed:
Class F:
Shares Issued	27	107	3	15	26	188	3	58
Shares Issued in Lieu of Cash Distributions	10	38	3	10	32	117	18	98
Shares Redeemed	(74)	(308)	(7)	(105)	(239)	(540)	(130)	(341)
Total Class F Transactions	(37)	(163)	(1)	(80)	(181)	(235)	(109)	(185)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	—	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(2)	(4)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	(2)	(4)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	1	2	N/A	N/A	—	—	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	1	N/A	N/A	—	—	N/A	N/A
Shares Redeemed	—	—	N/A	N/A	(3)	(1)	N/A	N/A
Total Class I Transactions	1	3	N/A	N/A	(3)	(1)	N/A	N/A
Decrease in Capital Shares	(36)	(160)	(1)	(80)	(186)	(240)	(109)	(185)

	Moderate Strategy Fund		Moderate Strategy Allocation Fund		Aggressive Strategy Fund		Tax-Managed Aggressive Strategy Fund
	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025
Shares Issued and Redeemed:
Class F:
Shares Issued	161	610	16	50	100	269	34	63
Shares Issued in Lieu of Cash Distributions	57	229	24	298	50	97	14	131
Shares Redeemed	(568)	(1,697)	(189)	(894)	(361)	(1,393)	(117)	(172)
Total Class F Transactions	(350)	(858)	(149)	(546)	(211)	(1,027)	(69)	22
Shares Issued and Redeemed:
Class D:
Shares Issued	2	2	N/A	N/A	3	14	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	1	1	N/A	N/A
Shares Redeemed	—	(13)	N/A	N/A	(13)	(28)	N/A	N/A
Total Class D Transactions	2	(11)	N/A	N/A	(9)	(13)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	19	23	N/A	N/A	28	30	N/A	N/A
Shares Issued in Lieu of Cash Distributions	1	6	N/A	N/A	3	7	N/A	N/A
Shares Redeemed	(5)	(5)	N/A	N/A	(17)	(56)	N/A	N/A
Total Class I Transactions	15	24	N/A	N/A	14	(19)	N/A	N/A
Increase (Decrease) in Capital Shares	(333)	(845)	(149)	(546)	(206)	(1,059)	(69)	22

38	SEI Asset Allocation Trust

	Core Market Strategy Fund		Core Market Strategy Allocation Fund		Market Growth Strategy Fund		Market Growth Strategy Allocation Fund
	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025	4/01/25 - 9/30/25	2025
Shares Issued and Redeemed:
Class F:
Shares Issued	12	242	9	29	62	768	13	39
Shares Issued in Lieu of Cash Distributions	30	103	4	95	69	357	19	264
Shares Redeemed	(319)	(901)	(102)	(141)	(699)	(2,398)	(247)	(370)
Total Class F Transactions	(277)	(556)	(89)	(17)	(568)	(1,273)	(215)	(67)
Shares Issued and Redeemed:
Class D:
Shares Issued	N/A	N/A	N/A	N/A	1	7	N/A	N/A
Shares Issued in Lieu of Cash Distributions	N/A	N/A	N/A	N/A	—	1	N/A	N/A
Shares Redeemed	N/A	N/A	N/A	N/A	(1)	(15)	N/A	N/A
Total Class D Transactions	N/A	N/A	N/A	N/A	—	(7)	N/A	N/A
Shares Issued and Redeemed:
Class I:
Shares Issued	—	—	N/A	N/A	9	18	N/A	N/A
Shares Issued in Lieu of Cash Distributions	—	—	N/A	N/A	2	7	N/A	N/A
Shares Redeemed	—	—	N/A	N/A	(11)	(40)	N/A	N/A
Total Class I Transactions	—	—	N/A	N/A	—	(15)	N/A	N/A
Decrease in Capital Shares	(277)	(556)	(89)	(17)	(568)	(1,295)	(215)	(67)

Amounts designated as “—” are zero or have been rounded to zero.

N/A — Not applicable. Class D and Class I shares currently not offered.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments and futures, during the period ended September 30, 2025 were as follows ($ Thousands):

Total
Defensive Strategy Fund
Purchases	$485
Sales	830

Defensive Strategy Allocation Fund
Purchases	18
Sales	22

Conservative Strategy Fund
Purchases	1,737
Sales	3,685

Conservative Strategy Allocation Fund
Purchases	493
Sales	1,547

Moderate Strategy Fund
Purchases	7,104
Sales	11,029

Moderate Strategy Allocation Fund
Purchases	1,556
Sales	3,962

Aggressive Strategy Fund
Purchases	6,052
Sales	9,349
Total
Tax-Managed Aggressive Strategy Fund
Purchases	1,295
Sales	3,089

Core Market Strategy Fund
Purchases	3,308
Sales	6,365

Core Market Strategy Allocation Fund
Purchases	306
Sales	2,116

Market Growth Strategy Fund
Purchases	10,933
Sales	18,311

Market Growth Strategy Allocation Fund
Purchases	1,232
Sales	7,329

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

SEI Asset Allocation Trust	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2025

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to reclassification of short-term capital gains received from affiliated funds and the reclassification of distributions. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or Paid-in capital accounts.

These classifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended March 31, 2025 and March 31, 2024 were as follows ($ Thousands):

	Ordinary Income		Long-Term Capital Gains		Return of Capital		Totals
	2025	2024	2025	2024	2025	2024	2025	2024
Defensive Strategy Fund	$383	$409	$—	$—	$—	$—	$383	$409
Defensive Strategy Allocation Fund	117	187	—	—	—	—	117	187
Conservative Strategy Fund	1,233	1,401	—	—	—	—	1,233	1,401
Conservative Strategy Allocation Fund	884	1,084	419	531	—	—	1,303	1,615
Moderate Strategy Fund	2,781	2,768	—	—	—	—	2,781	2,768
Moderate Strategy Allocation Fund	2,323	2,102	3,257	2,788	—	—	5,580	4,890
Aggressive Strategy Fund	1,558	2,001	—	1,735	—	285	1,558	4,021
Tax-Managed Aggressive Strategy Fund	1,603	1,561	2,373	2,509	—	—	3,976	4,070
Core Market Strategy Fund	1,113	1,251	—	—	9	—	1,122	1,251
Core Market Strategy Allocation Fund	396	465	1,878	914	—	—	2,274	1,379
Market Growth Strategy Fund	2,665	3,229	1,980	544	—	—	4,645	3,773
Market Growth Strategy Allocation Fund	2,448	2,523	6,101	4,161	—	—	8,549	6,684

As of March 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows ($ Thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post- October Losses	Late Year Ordinary Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
Defensive Strategy Fund	$46	$—	$(262)	$—	$—	$1	$58	$(157)
Defensive Strategy Allocation Fund	5	—	(1,704)	—	—	2	(92)	(1,789)
Conservative Strategy Fund	23	—	(1,827)	—	—	—	(896)	(2,700)
Conservative Strategy Allocation Fund	59	535	—	—	—	(1)	238	831
Moderate Strategy Fund	525	—	(2,489)	—	—	2	(4,373)	(6,335)
Moderate Strategy Allocation Fund	153	3,214	—	—	—	(1)	6,108	9,474
Aggressive Strategy Fund	218	6,147	—	—	—	—	3,537	9,902
Tax-Managed Aggressive Strategy Fund	18	5,562	—	—	—	(29)	33,301	38,852
Core Market Strategy Fund	—	—	(945)	—	—	(1)	(1,793)	(2,739)
Core Market Strategy Allocation Fund	10	1,663	—	—	(8)	—	9,360	11,025
Market Growth Strategy Fund	—	831	—	—	—	(1)	(1,839)	(1,009)
Market Growth Strategy Allocation Fund	31	10,084	—	—	(57)	—	52,863	62,921

40	SEI Asset Allocation Trust

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. The Funds had capital loss carryforwards at March 31, 2025 as follows ($ Thousands):

	Short-Term	Long-Term	Total
Defensive Strategy Fund	$21	$241	$262
Defensive Strategy Allocation Fund	545	1,159	1,704
Conservative Strategy Fund	18	1,809	1,827
Moderate Strategy Fund	258	2,231	2,489
Core Market Strategy Fund	382	563	945

Amounts designated as “—” are $0 or have been rounded to $0.

For Federal income tax purposes, the cost of investments owned at March 31, 2025, and the net realized gains or losses on investments sold for the period were different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at September 30, 2025, was as follows ($ Thousands):

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation
Defensive Strategy Fund	$8,381	$366	$—	$366
Defensive Strategy Allocation Fund	1,646	4	—	4
Conservative Strategy Fund	28,246	1,469	(29)	1,440
Conservative Strategy Allocation Fund	12,570	2,248	(49)	2,199
Moderate Strategy Fund	74,743	4,905	(885)	4,020
Moderate Strategy Allocation Fund	29,346	11,737	(189)	11,548
Aggressive Strategy Fund	84,298	22,405	—	22,405
Tax-Managed Aggressive Strategy Fund	44,070	47,487	(795)	46,692
Core Market Strategy Fund	32,787	4,262	(683)	3,579
Core Market Strategy Allocation Fund	8,707	11,903	(187)	11,716
Market Growth Strategy Fund	90,285	15,971	(580)	15,391
Market Growth Strategy Allocation Fund	60,925	74,687	(1,404)	73,283

7. INDEMNIFICATIONS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty of the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claims is considered remote.

8. CONCENTRATION RISK

The Underlying SEI Funds and other investment companies and exchange traded products in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals.

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset Allocation Risk — The risk that SIMC’s decisions regarding asset classes and Underlying SEI Funds will not anticipate market trends successfully.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade ( junk bonds) involve greater risk of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Exchange-Traded Products (ETPs) Risk — The risks of owning interests of an ETP, such as an ETF or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value (NAV) of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. By investing in an ETP, the Fund or an Underlying SEI Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund or an Underlying SEI Fund to sell such investments at inopportune times, which could result in losses to the Fund or an Underlying SEI Fund.

SEI Asset Allocation Trust	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2025

Investment Company Risk — When the Fund or an Underlying SEI Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund or an Underlying SEI Fund had invested directly in the underlying investments.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales entered into by an Underlying SEI Fund expose the Fund to the risk that the Underlying SEI Fund will be required to buy a security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Underlying SEI Fund and, therefore, the Fund, that is potentially unlimited. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the share price of an Underlying SEI Fund and, therefore, the Fund. Investment in short sales may also cause an Underlying SEI Fund to incur expenses related to borrowing securities. In addition, shorting a future contract may require posting only a margin that may amount to less than the notional exposure of the contract. Such a practice may exacerbate the loss in a case of adverse price action.

Small and Medium Capitalization Risk — Small and medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange listed stocks.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Underlying SEI Funds invest. Generally, the value of the Underlying SEI Funds’ fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by an Underlying SEI Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commodity Investments Risk — Certain Underlying SEI Funds may invest a portion of their assets in a wholly owned subsidiary that is not registered under the Investment Company Act of 1940, as amended (1940 Act), and invests directly in commodities and commodity-related instruments. Other Underlying SEI Funds may have indirect exposure to commodities by investing in commodity-related instruments. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

42	SEI Asset Allocation Trust

Currency Risk — As a result of the Fund’s and certain Underlying SEI Funds’ investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund or an Underlying SEI Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Equity Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread Fear that such events may occur, may impact markets adversely and cause market volatility in both the short-and long-term.

Fixed Income Market Risk — The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, an Underlying SEI Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Underlying SEI Fund’s and, in turn, the Fund’s value may fluctuate and/or the Underlying SEI Fund and the Fund may experience increased redemptions from shareholders, which may impact the Underlying SEI Fund’s and the Fund’s liquidity or force the Underlying SEI Fund and the Fund to sell securities into a declining or illiquid market.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds’ ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds’ assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

SEI Asset Allocation Trust	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2025

The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of September 30, 2025, SPTC held of record the following:

Defensive Strategy Fund - Class F	60%
Defensive Strategy Allocation Fund - Class F	81%
Conservative Strategy Fund - Class F	84%
Conservative Strategy Fund - Class D	100%
Conservative Strategy Allocation Fund - Class F	85%
Moderate Strategy Fund - Class F	85%
Moderate Strategy Fund - Class D	67%
Moderate Strategy Allocation Fund - Class F	82%
Aggressive Strategy Fund - Class F	60%
Aggressive Strategy Fund - Class D	88%
Tax-Managed Aggressive Strategy Fund - Class F	86%
Core Market Strategy Fund - Class F	94%
Core Market Strategy Allocation Fund - Class F	91%
Market Growth Strategy Fund - Class F	85%
Market Growth Strategy Fund - Class D	47%
Market Growth Strategy Allocation Fund - Class F	80%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

10. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements through the date of issuance.

44	SEI Asset Allocation Trust

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

SEI Asset Allocation Trust	45

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION SEPTEMBER 30, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Marci Morgan

Anti-Money Laundering Compliance Officer and Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-118 (9/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18th, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Asset Allocation Trust

	By:	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date: December 4, 2025

	By:	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date: December 4, 2025